Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Share capital	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Treasury shares	Total
Beginning Balance at Dec. 31, 2017	$ 54	$ 26,180	$ (804)	$ (2,854)	$ (1,554)	$ 21,022
Beginning Balance (in Shares) at Dec. 31, 2017	19,307
Comprehensive income (loss)			(73)	5,134		5,061
Dividend paid (Note 7c)				(5,799)		(5,799)
Employees share based compensation expenses		224				224
Exercise of options issued to employees from treasury shares					39	39
Exercise of options issued to employees from treasury shares (in Shares)	132
Cumulative effect of adoption of new accounting pronouncements				435		435
Ending Balance at Dec. 31, 2018	$ 54	26,404	(877)	(3,084)	(1,515)	20,982
Ending Balance (in Shares) at Dec. 31, 2018	19,439
Comprehensive income (loss)			(7)	5,065		5,058
Dividend paid (Note 7c)				(5,061)		(5,061)
Employees share based compensation expenses		200				200
Shares issued in respect of acquisition of a subsidiary from treasury shares (Note 1a3)		519			238	757
Shares issued in respect of acquisition of a subsidiary from treasury shares (Note 1a3) (in Shares)	349
Exercise of options issued to employees from treasury shares		(73)			73
Exercise of options issued to employees from treasury shares (in Shares)	108
Ending Balance at Dec. 31, 2019	$ 54	27,050	(884)	(3,080)	(1,204)	21,936
Ending Balance (in Shares) at Dec. 31, 2019	19,896
Comprehensive income (loss)			362	5,383		5,745
Dividend paid (Note 7c)				(4,775)		(4,775)
Employees share based compensation expenses		213				213
Exercise of options issued to employees from treasury shares		(61)			61
Exercise of options issued to employees from treasury shares (in Shares)	90
Ending Balance at Dec. 31, 2020	$ 54	$ 27,202	$ (522)	$ (2,472)	$ (1,143)	$ 23,119
Ending Balance (in Shares) at Dec. 31, 2020	19,986